Derivative financial instruments and hedging activities - Reconciliation of Components of Equity by Hedging Designation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balance at the end of the year, Cash Flow Hedges Reserve	$ 257	$ 530
Net investment hedges [member] | Foreign currency translation reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	75
Balance at the end of the year, Foreign currency translation reserves	4,147	3,545
Net investment hedges [member] | Foreign currency translation reserve [member] | Foreign exchange denominated debt [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(331)
Net investment hedges [member] | Foreign currency translation reserve [member] | Forward Foreign Exchange Contracts [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	17
Net investment hedges [member] | Foreign currency translation reserve [member] | Foreign currency translation differences for foreign operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	841
Cash flow hedges [member] | Cash flow hedge reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	(92)
Balance at the end of the year, Cash Flow Hedges Reserve	688	$ 431
Cash flow hedges [member] | Cash flow hedge reserve [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	399
Cash flow hedges [member] | Cash flow hedge reserve [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(147)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(18)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Amount reclassified to profit or loss	44
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Amount reclassified to profit or loss	172
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Amount reclassified to profit or loss	7
Cash flow hedges [member] | Cash flow hedge reserve [member] | De-designated hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Amount reclassified to profit or loss	$ (108)